Other financial assets	6 Months Ended
Jun. 30, 2026
Other financial assets
Other financial assets
9.	Other financial assets

	June 30,	December 31,
	2026	2025
	(Unaudited)
Assets measured at fair value
Assets measured at fair value through profit or loss
Investment portfolio – Local currency (1)	1,039	853
Investments in equity securities and trust funds (2)	867	552
Investment portfolio – Foreign currency	581	589
Hedging instruments (3)	336	245

Assets measured at fair value through other comprehensive income
Equity investments and others (4)	953	1,041
	3,776	3,280
Assets measured at amortized cost	33	16
	3,809	3,296

Current	2,447	1,838
Non–current	1,362	1,458
	3,809	3,296
(1)	It corresponds to National Government TES to meet liquidity needs in Ecopetrol S.A.
(2)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia. See Note 9.1.
(3)	As of June 30, 2026, the balance mainly includes foreign exchange put options at Ecopetrol S.A., foreign exchange forwards at Oleoducto Central S.A. and Interconexión Eléctrica SA E.S.P., and commodity swaps at Ecopetrol Trading Asia. These derivative instruments are intended for cash flow and fair value hedging.
(4)	It corresponds mainly to 75,000 redeemable Series B non-voting preferred shares (the “Series B Preferred Shares”) of McDermott that were issued in favor of Refinería de Cartagena S.A.S. (see note 23). The variation between 2025 and 2024 corresponds to the effect of changes in fair value.

The fair value measurement is recognized against other comprehensive income (Note 23.5) or financial results (Note 28), in accordance with the business model established by Ecopetrol Group.

The securities in the Ecopetrol Group’s portfolio are valued daily following the regulations defined by the Financial Superintendency of Colombia. For this purpose, information provided by authorized entities is used, which corresponds to collected data from active markets. In cases where market data is unavailable, other directly or indirectly observable data is used.

For investments denominated in US dollars, Bloomberg is the information provider, and for those denominated in Colombian pesos, Precia, an entity authorized by the Financial Superintendency of Colombia to provide this service, is the provider.

Within the investment rating process, in addition to the information used for valuation, other relevant aspects are considered, such as the issuer rating, investment classification, liquidity, active market, and the issuer risk analysis carried out by the Ecopetrol Group, which permit the appropriate hierarchy level classification of the investments.

9.1	Restrictions

As of June 30, 2026 and December 31, 2025, there were restricted funds for $43 and $39 respectively, which have a specific destination, mainly in: i) ISA, for $13 (2025: $13), associated with administration and payment trusts established for the projects of the Mining and Energy Planning Unit (UPME), resources retained by judicial seizures and the resources to develop the Conexión Jaguar program and, ii) Interligação Elétrica Norte e Nordeste, for $12 (2025: $12), related to a guarantee granted to Banco do Nordeste do Brasil (BNB) until the debt with the bank is paid.

9.2	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of June 30, 2025 and December 31, 2026:

	Level 1		Level 2 (1)		Level 3 (2)		Total
	June	December	June	December	June	December	June	December
	2026	2025	2026	2025	2026	2025	2026	2025

Investment portfolio	1,021	206	603	1,194	—	—	1,624	1,400
Investments in equity securities and trust funds	—	—	867	552	—	—	867	552
Hedging instruments	—	—	336	245	—	—	336	245
Equity investments	—	—	—	—	949	1,083	949	1,083
	1,021	206	1,806	1,991	949	1,083	3,776	3,280
(1)

The valuation techniques and inputs used in the fair value measurement of level 2 instruments are the following: for investment portfolio, the valuation techniques consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings. For investment in equity securities and trust funds the valuation techniques consist in a market approach based on net assets value (NAV). For hedging instruments, the valuation technique consists in income approach (discounted cash flows) using forward and yield curves.

(2)

Mainly corresponds to the McDermott Series B preferred shares held by Refinería de Cartagena S.A.S., resulting from an arbitration award with CB&I in 2024. These equity investments, recognized as part of other financial assets, were recorded as an equity instrument recognized at fair value at hierarchy level 3, are not publicly traded, and Refinería de Cartagena S.A.S. has a minority stake. All changes in the valuation of these shares will be recognized in other comprehensive income.

Ecopetrol Group is a holder of the Series B Preferred Shares, and the Group has the right to demand that all the Series B Preferred Shares be converted at any time after June 30, 2028, into common shares representing up to 19.9% of the Company’s equity interest.

The valuation technique applied to the shares of McDermott International Ltd. is an income approach, projecting discounted cash flows to present value, and considering factors such as risk premiums, available information from McDermott International Ltd., the absence of significant influence and control by the Refinería de Cartagena, and restructuring scenarios over time. The valuation process for this stock is reviewed quarterly to identify changes in the established variables.

Within the measurement performed, the most significant unobservable input data are the following:

o	Discount rates applied to future cash flows.
o	Assumptions of revenue and operating margin growth.
o	Estimates of restructuring costs and operational efficiency.
o	Demand projections in the markets where McDermott operates.
o	Adjustments for country risk and industry-specific risk.

There were no transfers between hierarchy levels for the six-month period ended June 30, 2026, and the year ended December 31, 2025.